Financial Risks - Summary of Length of Time an Available-for-Sale Security (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	€ (95)	€ (121)
Investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(79)	(89)
Investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(25)	(35)
Investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(26)	(2)
Investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(28)	(52)
Below investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(95)	(121)
Below investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(10)	(7)
Below investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(37)	(4)
Below investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(48)	(110)
Carrying value [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	670	608
Carrying value [member] | Investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	3,560	3,799
Carrying value [member] | Investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	1,640	2,178
Carrying value [member] | Investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	1,073	128
Carrying value [member] | Investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	847	1,493
Carrying value [member] | Below investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	670	608
Carrying value [member] | Below investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	97	132
Carrying value [member] | Below investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	363	45
Carrying value [member] | Below investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	€ 210	€ 432